Business Combination - Schedule of Shares of Common Stock of Business Combination (Details)	12 Months Ended
Dec. 31, 2024 shares
Common Class A [Member] | Coliseum Public Shares, outstanding prior to the Business Combination [Member]
Schedule of Shares of Common Stock of Business Combination [Line Items]
Coliseum Public Shares, outstanding prior to the Business Combination	1,787,112
Common Class A [Member] | Redemption of Coliseum Class A common stock [Member]
Schedule of Shares of Common Stock of Business Combination [Line Items]
Less: Redemption of Coliseum Class A common stock	(1,063,698)
Common Class A [Member] | Public shares of Coliseum [Member]
Schedule of Shares of Common Stock of Business Combination [Line Items]
Public shares of Coliseum, including 361,556 shares subject to the Forward Purchase Agreement (as described below)	723,414
Common Class A [Member] | Coliseum Founder Shares, outstanding prior the Business Combination [Member]
Schedule of Shares of Common Stock of Business Combination [Line Items]
Coliseum Founder Shares, outstanding prior the Business Combination	3,750,000
Common Class A [Member] | Coliseum Private Placement Warrants converted to Class A Common shares [Member]
Schedule of Shares of Common Stock of Business Combination [Line Items]
Coliseum Private Placement Warrants converted to Class A Common shares	806,250
Common Class A [Member] | RWT Shares [Member]
Business Combination shares
Common Stock immediately after the Business Combination	2,125,539
Common Class A [Member] | Issuance of shares in connection with PIPE [Member]
Business Combination shares
Common Stock immediately after the Business Combination	118,557
Common Class A [Member] | Class A common stock issued for services [Member]
Business Combination shares
Common Stock immediately after the Business Combination	5,000
Common Class A [Member] | Business Combination [Member]
Business Combination shares
Common Stock immediately after the Business Combination	7,528,761
Common Class B [Member] | Coliseum Public Shares, outstanding prior to the Business Combination [Member]
Schedule of Shares of Common Stock of Business Combination [Line Items]
Coliseum Public Shares, outstanding prior to the Business Combination
Common Class B [Member] | Redemption of Coliseum Class A common stock [Member]
Schedule of Shares of Common Stock of Business Combination [Line Items]
Less: Redemption of Coliseum Class A common stock
Common Class B [Member] | Public shares of Coliseum [Member]
Schedule of Shares of Common Stock of Business Combination [Line Items]
Public shares of Coliseum, including 361,556 shares subject to the Forward Purchase Agreement (as described below)
Common Class B [Member] | Coliseum Founder Shares, outstanding prior the Business Combination [Member]
Schedule of Shares of Common Stock of Business Combination [Line Items]
Coliseum Founder Shares, outstanding prior the Business Combination
Common Class B [Member] | Coliseum Private Placement Warrants converted to Class A Common shares [Member]
Schedule of Shares of Common Stock of Business Combination [Line Items]
Coliseum Private Placement Warrants converted to Class A Common shares
Common Class B [Member] | RWT Shares [Member]
Business Combination shares
Common Stock immediately after the Business Combination	57,752
Common Class B [Member] | Issuance of shares in connection with PIPE [Member]
Business Combination shares
Common Stock immediately after the Business Combination
Common Class B [Member] | Class A common stock issued for services [Member]
Business Combination shares
Common Stock immediately after the Business Combination
Common Class B [Member] | Business Combination [Member]
Business Combination shares
Common Stock immediately after the Business Combination	57,752